Home Office: Cincinnati, Ohio

Fixed Administrative Office: P.O. Box 5420, Cincinnati, Ohio 45201-5420

Variable Administrative Office: P.O. Box 5423, Cincinnati, Ohio 45201-5423

February 1, 2022

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Annuity Investors Variable Account B

The Commodore Spirit® Variable Annuity

Post-Effective Amendment No. 38 to Registration Statement

File Nos. 333-19725 and 811-08017

Ladies and Gentlemen:

On behalf of Annuity Investors Variable Account B, the Registrant, and Annuity Investors Life Insurance Company, the Depositor, attached please find materials comprising Post-Effective Amendment No. 38 to the Registration Statement on Form N-4 under the Securities Act of 1933 (the “1933 Act”) for The Commodore Spirit® Variable Annuity and Amendment No. 97 to the Registration Statement under the Investment Company Act, as amended, for the Registrant. Please be advised that The Commodore Spirit is no longer offered for sale to new investors.

The Amendment is being file pursuant to Rule 485(a) under the 1933 Act. The Amendment is filed for the purpose of conforming the Registration Statement to the updated content requirements for Form N-4.

Please address any questions or comments to the undersigned at (513) 412-4737.

Very truly yours,

Annuity Investors Life Insurance Company

/s/ Simon Berry
Simon Berry
Senior Counsel